FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 10, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $ 1,867,221  (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP                COM         091797100   351,509     4,042,200 SH        Sole                 4,042,200
DEL MONTE FOODS CO                 COM         24522P103   146,750    14,070,000 SH        Sole                14,070,000
EATON CORP                         COM         278058102   393,046     5,858,500 SH        Sole                 5,858,500
GOODRICH CORP                      COM         382388106    24,660       600,000 SH        Sole                   600,000
KENNAMETAL INC                     COM         489170100    51,606     1,011,100 SH        Sole                 1,011,100
LINCOLN ELEC HLDGS INC             COM         533900106    28,039       707,000 SH        Sole                   707,000
NEW YORK TIMES CO                  CL A        650111107    49,458     1,869,900 SH        Sole                 1,869,900
OWENS ILL INC                      COM         690768403    61,712     2,933,100 SH        Sole                 2,933,100
PARKER HANNIFIN CORP               COM         701094104    42,874       650,000 SH        Sole                   650,000
PPG INDS INC                       COM         693506107    45,162       780,000 SH        Sole                   780,000
DONNELLEY RR & SONS CO             COM         257867101   345,863    10,110,000 SH        Sole                10,110,000
SONOCO PRODS CO                    COM         835495102   180,516     6,140,000 SH        Sole                 6,140,000
SPX CORP                           COM         784635104   139,351     3,044,600 SH        Sole                 3,044,600
TRIBUNE CO NEW                     COM         896047107     6,675       220,600 SH        Sole                   220,600
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